OREO (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) property	Dec. 31, 2015 USD ($)
Real Estate [Abstract]
Decrease in real estate owned	$ 6,100
Number of real estate properties owned | property	16
Real estate, not qualify for sales treatment	$ 3,300
OREO expense, net of related income	935	$ 1,500
Other Real Estate [Roll Forward]
Balance at beginning of period	16,629	20,931
Real estate acquired in settlement of loans	788	5,154
Sales of real estate	(5,222)	(7,576)
Gain (loss) on sale of real estate	206	(1,076)
Write-down of real estate carrying values	(2,036)	(943)
Donated property	(31)	0
Capitalized improvements to real estate	194	139
Balance at end of period	$ 10,528	$ 16,629